Statements of Cash Flows (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Dividends payable	$ 100,668	$ 83,890	$ 125,836	$ 167,780
Loan origination fees	942,575	923,283	109,997	164,845
Interest paid	$ 340,872		1,866,701	1,704,923
Loan transferred to real estate held for sale			$ 473,105